1 Operations (Details 2)	12 Months Ended
Dec. 31, 2019
Dona Francisca Energetica S.A. [Member]
Disclosure of associates [line items]
Associate name	Dona Francisca Energética S.A.
Headquarters	Agudo/RS
Main activity	Production of electricity
Interest	23.0303%
Investor	Copel
Foz do Chopim Energetica Ltda. [Member]
Disclosure of associates [line items]
Associate name	Foz do Chopim Energética Ltda.
Headquarters	Curitiba/PR
Main activity	Production of electricity
Interest	35.77%
Investor	Copel GeT
Carbocampel S.A. [Member]
Disclosure of associates [line items]
Associate name	Carbocampel S.A.
Headquarters	Figueira/PR
Main activity	Coal exploration
Interest	49.00%
Investor	Copel
Copel Amec S/C Ltda. - in liquidation [Member]
Disclosure of associates [line items]
Associate name	Copel Amec S/C Ltda. - in liquidation
Headquarters	Curitiba/PR
Main activity	Services
Interest	48.00%
Investor	Copel
Sercomtel S.A. Telecomunicacoes [Member]
Disclosure of associates [line items]
Associate name	Sercomtel S.A. Telecomunicações	[1]
Headquarters	Londrina/PR	[1]
Main activity	Telecommunications	[1]
Interest	45.00%	[1]
Investor	Copel	[1]
Domino Holdings Ltda. [Member]
Disclosure of associates [line items]
Associate name	Dominó Holdings Ltda.
Headquarters	Curitiba/PR
Main activity	Interests in companies
Interest	49.00%
Investor	Copel Energia
Estacao Osasco Desenvolvimento Lmobiliario S.A. [Member]
Disclosure of associates [line items]
Associate name	Estação Osasco Desenvolvimento Imobiliário S.A.	[2]
Headquarters	São Paulo/SP	[2]
Main activity	Incorporation of real estate projects	[2]
Interest	18.78%	[2]
Investor	UEG	[2]

[1]	Investment reduced to zero due to the impairment tests.
[2]	Pre-operating stage.